Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 330
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	25
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	2,280
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	9
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	130
Later than one year | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 245
Revenue from performance obligations satisfied or partially satisfied in previous periods, term	2 years
Later than one year | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 230
Minimum | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	7
Minimum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	4
Minimum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	80
Minimum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1
Maximum | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	10
Maximum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	6
Maximum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	110
Maximum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 2